INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic and foreign components of pretax income
Domestic	$ 73,362	$ 64,173	$ 56,651
Foreign	11,121	9,991	4,261
Earnings before income taxes	84,483	74,164	60,912
Current:
Federal	16,192	24,312	15,568
Foreign	219	231	559
State	891	1,914	863
Total current	17,302	26,457	16,990
Deferred:
Federal	4,286	(6,857)	(1,230)
Foreign	1,823	1,710	1,221
State	223	850	(7)
Total deferred	6,332	(4,297)	(16)
Total provision for income taxes	23,634	22,160	16,974
Deferred tax assets:
Accrued customer promotions	3,156	3,971
Deferred compensation	25,103	19,485
Postretirement benefits	3,847	8,127
Other accrued expenses	6,158	7,749
Foreign subsidiary tax loss carry forward	12,512	13,791
Tax credit carry forward	1,243	1,066
Realized capital losses	581	1,366
Unrealized capital loss		5,848
Deferred tax assets, gross	52,600	61,403
Valuation allowance	(957)	(2,040)
Total deferred tax assets	51,643	59,363
Deferred tax liabilities:
Depreciation	33,129	33,858
Deductible goodwill and trademarks	42,073	42,450
Accrued export company commissions	5,391	5,117
Employee benefit plans	5,100	876
Inventory reserves	1,646	256
Prepaid insurance	785	697
Unrealized capital loss	709
Deferred gain on sale of real estate	8,234	8,169
Total deferred tax liabilities	97,067	91,423
Net deferred tax liability	45,424	32,060
Capital loss carryforwards	581
Benefits related to foreign subsidiary tax credit carryforwards	376
Benefits related to state tax credit carryforwards	$ 867